Discontinued Operations and Long-Lived Assets to be Disposed Of (10-K) (Tables)	12 Months Ended
Dec. 31, 2011
Discontinued Operations and Long-Lived Assets to be Disposed Of [Abstract]
Summary operating results and assets and liabilities included in net liabilities of of discontinued operations
Summarized operating results of LMC's discontinued operations are as follows:

	December 31,
	2011	2010
Revenue	$9,732	$9,794
Gain on disposal of subsidiary, net	11,227	-
Loss from discontinued operations	(335)	(55)

As of December 31, 2010, the assets and liabilities of LMC are included in net liabilities of discontinued operations in the accompanying consolidated balance sheets and consist of the following:

December 31,
2010
Assets
Accounts receivable	$1,682
Inventories	1,009
Prepaid expenses and other current assets	392
Property, plant and equipment, net	759
Intangibles	16
Other assets	120
Total	$3,978

December 31,
2010
Liabilities
Accounts payable	$(1,423)
Accrued liabilities	(2,415)
Short-term debt	(480)
Long-term debt, net of discounts	(7,962)
Total	$(12,280)

Summarized operating results of AMM's discontinued operations are as follows:

	December 31,
	2011	2010
Revenue	$200	$-
Gain on disposal of subsidiary, net	370	-
Loss from discontinued operations, net	(370)	-

Summarized operating results of LMTK's discontinued operations are as follows:

	December 31,
	2011	2010
Revenue	$-	$3
Gain on disposal of subsidiary, net	512	-
Loss from discontinued operations	(58)	(2,623)

The assets and liabilities of LMTK are included in net assets of discontinued operations in the accompanying consolidated balance sheets and consist of the following:

December 31,
2010
Assets
Restricted cash	$46
Inventories	86
Prepaid expenses and other current assets	375
Property, plant and equipment, net	3,288
Other assets	49
Total assets of LMTK	$3,844

Liabilities
Accounts payable	$(2,404)
Accrued liabilities	(702)
Total liabilities of LMTK	$(3,106)